Label	Element	Value
C000001658 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.30%
C000051988 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	32.30%
C000051988 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	43.70%
C000051988 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%
C000051988 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.00%
C000051988 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.10%
C000001660 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.30%
C000213127 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.30%
C000213127 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.20%
C000213127 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000213127 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	18.80%
C000213127 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.80%
C000213127 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.80%
C000173133 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.30%
C000001741 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%
C000001741 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.70%
C000001741 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%
C000001741 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.50%
C000001741 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	4.30%
C000213125 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.30%
C000213125 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.20%
C000213125 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000213125 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	18.80%
C000213125 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.80%
C000213125 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.80%
C000001737 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	32.30%
C000001737 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	43.70%
C000001737 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%
C000001737 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.00%
C000001737 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.10%
C000176015 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.20%
C000176015 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	20.30%
C000176015 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.70%
C000176015 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%
C000193020 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.30%
C000213124 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.30%
C000213124 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.20%
C000213124 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000213124 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	18.80%
C000213124 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.80%
C000213124 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.80%
C000213126 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.30%
C000213126 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.20%
C000213126 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000213126 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	18.80%
C000213126 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.80%
C000213126 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.80%
C000153917 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%
C000153917 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.70%
C000153917 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%
C000153917 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.50%
C000153917 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	4.30%
C000001735 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	32.30%
C000001735 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	43.70%
C000001735 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%
C000001735 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.00%
C000001735 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.10%
C000176019 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.20%
C000176019 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	20.30%
C000176019 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.70%
C000176019 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%
C000153916 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%
C000153916 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.70%
C000153916 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%
C000153916 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.50%
C000153916 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	4.30%
C000001738 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%
C000001738 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.70%
C000001738 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%
C000001738 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.50%
C000001738 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	4.30%
C000176013 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.20%
C000176013 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	20.30%
C000176013 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.70%
C000176013 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%
C000153918 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%
C000153918 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.70%
C000153918 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%
C000153918 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.50%
C000153918 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	4.30%
C000213128 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.30%
C000213128 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.20%
C000213128 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000213128 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	18.80%
C000213128 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.80%
C000213128 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.80%
C000128461 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	32.30%
C000128461 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	43.70%
C000128461 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%
C000128461 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.00%
C000128461 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.10%
C000001740 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%
C000001740 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.70%
C000001740 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%
C000001740 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.50%
C000001740 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	4.30%
C000106437 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	32.30%
C000106437 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	43.70%
C000106437 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%
C000106437 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.00%
C000106437 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.10%